Filed Pursuant to Rule 497(e)
Registration Statement Nos. 333-128699
333-151910
333-145064

TIAA-CREF Life Separate Account VLI-1

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

PROSPECTUS SUPPLEMENT NUMBER 10

dated March 5, 2010 to the

INTELLIGENT LIFE® VUL PROSPECTUS

dated May 1, 2009, as supplemented September 22, 2009, October 8, 2009,

October 14, 2009, November 2, 2009, December 11, 2009, December 21, 2009, January 11, 2010 and February 26, 2010 and the

INTELLIGENT LIFE SURVIVORSHIP VUL PROSPECTUS

dated May 1, 2009, as supplemented September 22, 2009, October 8, 2009,

October 14, 2009, November 2, 2009, December 11, 2009, December 21, 2009, January 11, 2010 and February 26, 2010 and the

INTELLIGENT VARIABLE ANNUITY® PROSPECTUS

dated May 1, 2009, as supplemented September 22, 2009, October 8, 2009,

October 14, 2009, November 2, 2009, December 11, 2009, December 21, 2009, January 11, 2010 and February 26, 2010

This supplement amends certain disclosure in the above-referenced prospectuses for the Contracts with the same names. All other provisions of your Contract remain as stated in your Contract and prospectus, as previously amended. Please keep this supplement with your prospectus for future reference.

Credit Suisse Trust-Commodity Return Strategy Portfolio

Credit Suisse Trust-International Equity Flex III Portfolio

Credit Suisse Trust-U.S. Equity Flex I Portfolio

Effective April 12, 2010, the Credit Suisse Trust-Commodity Return Portfolio, Credit Suisse Trust-International Equity Flex III Portfolio, and the Credit Suisse Trust-U.S. Equity Flex I Portfolio will no longer be available as a Contract Allocation Option for new allocations to the Contract, including allocations by transfer from other available Contract Allocation Options. All references to these portfolios are deleted from your Contract prospectus. These portfolios will continue to be maintained for existing allocations.

A12150 (03/10)